NOTE RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
SCHEDULE OF NOTE RECEIVABLE	The Company’s notes receivable is as follows:
	December 31, 2021	December 31, 2020

MIMO Technologies PVT Ltd	$-	$227,877